Debt	12 Months Ended
Dec. 31, 2019
Debt [Abstract]
Debt
Note 11—Debt
Long-term debt at December 31 was:
Millions of Dollars
2019 2018
9.125% Debentures due 2021 $ 123 123
8.20% Debentures due 2025 134 134
8.125% Notes due 2030 390 390
7.9% Debentures due 2047 60 60
7.8% Debentures due 2027 203 203
7.65% Debentures due 2023 78 78
7.40% Notes due 2031 500 500
7.375% Debentures due 2029 92 92
7.25% Notes due 2031 500 500
7.20% Notes due 2031 575 575
7% Debentures due 2029 200 200
6.95% Notes due 2029 1,549 1,549
6.875% Debentures due 2026 67 67
6.50% Notes due 2039 2,750 2,750
5.951% Notes due 2037 645 645
5.95% Notes due 2036 500 500
5.95% Notes due 2046 500 500
5.90% Notes due 2032 505 505
5.90% Notes due 2038 600 600
4.95% Notes due 2026 1,250 1,250
4.30% Notes due 2044 750 750
4.15% Notes due 2034 246 246
3.35% Notes due 2024 426 426
3.35% Notes due 2025 199 199
2.4% Notes due 2022 329 329
Floating rate notes due 2022 at 2.81% – 3.58 % during 2019 and
2.32% – 3.52 % during 2018 500 500
Industrial Development Bonds due 2035 at 1.08% – 2.45 % during 2019 and
0.95% – 1.86 % during 2018 18 18
Marine Terminal Revenue Refunding Bonds due 2031 at 1.08% – 2.45 % during

2019 and
0.88% – 1.95 % during 2018 265 265
Other 17 17
Debt at face value 13,971 13,971
Finance leases 720 777
Net unamortized premiums, discounts and debt issuance

costs
204 220
Total debt 14,895 14,968
Short-term debt (105) (112)
Long-term debt $ 14,790 14,856
Maturities of long-term borrowings, inclusive of net

unamortized premiums and discounts,

in 2020 through
2024 are: $ 105

million, $
235

million, $
940

million, $
198

million and $
548

million, respectively.

We

have a revolving credit facility totaling $
6.0

billion with an expiration date of May 2023.

Our revolving
credit facility may be used for direct bank borrowings,

the issuance of letters of credit totaling up

to $
500
million, or as support for our commercial paper program.

The revolving credit facility is broadly syndicated
among financial institutions and does not contain

any material adverse change provisions or any covenants
requiring maintenance of specified financial ratios

or credit ratings.

The facility agreement contains a cross-
default provision relating to the failure to pay principal

or interest on other debt obligations of

$
200

million or
more by ConocoPhillips, or any of its consolidated

subsidiaries.

Credit facility borrowings may bear interest at a

margin above rates offered by certain designated banks in the
London interbank market or at a margin above the overnight

federal funds rate or prime rates offered by
certain designated banks in the U.S.

The agreement calls for commitment fees

on available, but unused,
amounts.

The agreement also contains early termination

rights if our current directors or their approved
successors cease to be a majority of the Board

of Directors.

We

have a $
6.0

billion commercial paper program, which is

primarily a funding source for short-term working
capital needs.

Commercial paper maturities are generally

limited to
90 days
.

We had no commercial paper
outstanding in programs in place at December 31, 2019 or December 31, 2018
.

We had
no

direct outstanding
borrowings or letters of credit under the revolving credit

facility at December 31, 2019 or
December 31, 2018
.

Since we had no

commercial paper outstanding and had issued no letters

of credit, we had access to
$ 6.0

billion in borrowing capacity under our revolving

credit facility at December 31, 2019
.

At both December 31, 2019 and 2018 , we had $ 283

million of certain variable rate demand

bonds (VRDBs)
outstanding which mature

in 2035.

The VRDBs are redeemable at the option

of the bondholders on any
business day.

If they are ever redeemed, we intend to refinance

on a long-term basis, therefore,

the VRDBs are
included in the “Long-term debt” line on our consolidated

balance sheet.

For additional information on Finance Leases, see Note 17 — Non-Mineral Leases.